Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Intangible assets, net of amortization, at December 31 follows:

	2022		2021
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$11,916	$9,365	$11,916	$8,580
Unamortized intangible assets - goodwill	$28,300		$28,300

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	A summary of estimated core deposit intangible amortization at December 31, 2022, follows:

(In thousands)
2023	$547
2024	516
2025	487
2026	460
2027	434
2028 and thereafter	107
Total	$2,551